Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2022	1.500%	5,166,000	5,241,674
08/15/2022	1.625%	6,041,000	6,137,278
08/31/2022	0.125%	4,920,000	4,921,922
08/31/2022	1.625%	5,252,000	5,338,986
08/31/2022	1.875%	5,303,000	5,405,124
09/15/2022	1.500%	5,201,000	5,282,875
09/30/2022	0.125%	9,509,000	9,511,972
09/30/2022	1.750%	4,941,000	5,035,767
09/30/2022	1.875%	2,485,000	2,536,156
10/15/2022	1.375%	5,539,000	5,623,816
10/31/2022	0.125%	24,269,000	24,274,688
10/31/2022	1.875%	4,226,000	4,319,104
10/31/2022	2.000%	6,441,000	6,592,464
11/30/2022	0.125%	6,959,000	6,960,087
11/30/2022	2.000%	3,927,000	4,025,328
12/15/2022	1.625%	4,795,000	4,894,084
12/31/2022	2.125%	6,873,000	7,066,303
01/15/2023	1.500%	2,792,000	2,847,731
01/31/2023	0.125%	3,958,000	3,957,382
01/31/2023	1.750%	3,340,000	3,420,760
01/31/2023	2.375%	1,475,000	1,524,436
02/15/2023	1.375%	3,053,000	3,111,317
02/28/2023	1.500%	2,065,000	2,109,365
02/28/2023	2.625%	2,928,000	3,042,832
03/15/2023	0.500%	5,584,000	5,616,501
03/31/2023	0.125%	20,652,000	20,643,933
03/31/2023	1.500%	4,328,000	4,425,211
03/31/2023	2.500%	4,278,000	4,444,942
04/15/2023	0.250%	5,022,000	5,030,435
04/30/2023	2.750%	3,348,000	3,499,052
05/15/2023	0.125%	12,058,000	12,050,935
05/15/2023	1.750%	4,971,000	5,111,586
05/31/2023	1.625%	3,369,000	3,458,621
05/31/2023	2.750%	3,539,000	3,705,858
06/15/2023	0.250%	6,948,000	6,958,042
06/30/2023	1.375%	6,823,000	6,979,716
06/30/2023	2.625%	6,836,000	7,155,102
07/15/2023	0.125%	6,693,000	6,686,202
07/31/2023	1.250%	3,432,000	3,504,796
07/31/2023	2.750%	4,617,000	4,852,719
08/15/2023	0.125%	9,193,000	9,180,791
08/15/2023	2.500%	10,669,000	11,167,442
08/31/2023	1.375%	5,465,000	5,598,209
08/31/2023	2.750%	1,832,000	1,928,752
09/15/2023	0.125%	7,282,000	7,269,484
09/30/2023	1.375%	4,418,000	4,528,450
09/30/2023	2.875%	14,079,000	14,887,443
10/15/2023	0.125%	5,403,000	5,391,603
10/31/2023	1.625%	4,343,000	4,478,719
10/31/2023	2.875%	3,399,000	3,600,550
11/15/2023	0.250%	7,045,000	7,049,403
11/15/2023	2.750%	17,046,000	18,026,145
11/30/2023	2.125%	3,030,000	3,162,799
11/30/2023	2.875%	4,657,000	4,941,877
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/2023	0.125%	6,963,000	6,943,961
12/31/2023	2.250%	3,622,000	3,796,026
12/31/2023	2.625%	5,549,000	5,865,466
01/15/2024	0.125%	8,061,000	8,034,550
01/31/2024	2.250%	2,818,000	2,957,579
01/31/2024	2.500%	5,542,000	5,850,274
02/15/2024	0.125%	14,764,000	14,713,249
02/15/2024	2.750%	6,184,000	6,572,432
02/29/2024	2.125%	4,896,000	5,129,325
02/29/2024	2.375%	7,373,000	7,769,299
03/15/2024	0.250%	17,558,000	17,544,283
03/31/2024	2.125%	6,657,000	6,980,489
04/15/2024	0.375%	31,575,000	31,639,137
04/30/2024	2.000%	3,166,000	3,312,922
04/30/2024	2.250%	9,466,000	9,968,881
05/15/2024	0.250%	4,325,000	4,317,229
05/15/2024	2.500%	5,498,000	5,833,464
05/31/2024	2.000%	6,944,000	7,272,213
06/15/2024	0.250%	10,900,000	10,875,305
06/30/2024	1.750%	2,038,000	2,121,431
06/30/2024	2.000%	2,523,000	2,644,616
07/31/2024	1.750%	5,053,000	5,265,384
07/31/2024	2.125%	7,678,000	8,085,294
08/15/2024	2.375%	6,973,000	7,399,007
08/31/2024	1.250%	6,494,000	6,669,034
09/30/2024	1.500%	4,452,000	4,608,863
10/31/2024	1.500%	4,952,000	5,129,189
10/31/2024	2.250%	3,416,000	3,619,892
11/15/2024	2.250%	2,075,000	2,199,500
11/30/2024	1.500%	2,174,000	2,252,298
11/30/2024	2.125%	346,000	365,571
12/31/2024	1.750%	1,636,000	1,709,364
12/31/2024	2.250%	1,789,000	1,899,135
01/31/2025	1.375%	6,343,000	6,546,174
01/31/2025	2.500%	2,209,000	2,366,564
02/15/2025	2.000%	17,173,000	18,098,732
02/28/2025	1.125%	3,322,000	3,399,600
02/28/2025	2.750%	5,138,000	5,555,061
03/31/2025	0.500%	3,215,000	3,217,261
03/31/2025	2.625%	3,771,000	4,064,726
04/30/2025	0.375%	4,205,000	4,185,618
04/30/2025	2.875%	5,744,000	6,251,985
05/15/2025	2.125%	5,903,000	6,261,331
05/31/2025	0.250%	12,272,000	12,147,362
05/31/2025	2.875%	8,714,000	9,497,579
06/30/2025	0.250%	6,823,000	6,748,906
06/30/2025	2.750%	3,280,000	3,561,875
07/31/2025	0.250%	9,257,000	9,149,966
07/31/2025	2.875%	2,468,000	2,695,519
08/15/2025	2.000%	10,216,000	10,807,411
08/31/2025	0.250%	8,883,000	8,771,269
08/31/2025	2.750%	4,848,000	5,277,124
09/30/2025	0.250%	6,177,000	6,094,962
09/30/2025	3.000%	3,564,000	3,920,400
10/31/2025	0.250%	7,432,000	7,326,326
Columbia U.S. Treasury Index Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2025	3.000%	3,111,000	3,426,961
11/15/2025	2.250%	6,847,000	7,329,499
11/30/2025	0.375%	13,209,000	13,083,102
11/30/2025	2.875%	3,722,000	4,084,604
12/31/2025	0.375%	7,714,000	7,633,847
01/31/2026	0.375%	9,051,000	8,948,469
01/31/2026	2.625%	4,569,000	4,974,499
02/15/2026	1.625%	5,126,000	5,353,466
02/15/2026	6.000%	2,388,000	2,960,933
02/28/2026	2.500%	4,259,000	4,617,688
03/31/2026	0.750%	24,800,000	24,914,313
03/31/2026	2.250%	6,048,000	6,493,568
04/30/2026	0.750%	7,190,000	7,219,771
04/30/2026	2.375%	6,787,000	7,331,020
05/15/2026	1.625%	5,906,000	6,171,770
05/31/2026	2.125%	4,135,000	4,420,250
06/30/2026	1.875%	5,874,000	6,211,755
07/31/2026	1.875%	3,061,000	3,238,681
08/15/2026	1.500%	8,703,000	9,044,321
08/31/2026	1.375%	5,002,000	5,168,473
09/30/2026	1.625%	4,248,000	4,442,811
10/31/2026	1.625%	2,647,000	2,768,390
11/15/2026	2.000%	8,262,000	8,799,675
11/30/2026	1.625%	3,260,000	3,409,756
12/31/2026	1.750%	2,844,000	2,993,977
01/31/2027	1.500%	6,535,000	6,792,316
02/15/2027	2.250%	5,499,000	5,937,202
02/28/2027	1.125%	5,093,000	5,188,494
03/31/2027	0.625%	2,295,000	2,273,664
04/30/2027	0.500%	3,196,000	3,139,820
05/15/2027	2.375%	13,557,000	14,755,947
05/31/2027	0.500%	5,916,000	5,804,613
06/30/2027	0.500%	7,037,000	6,900,108
07/31/2027	0.375%	9,213,000	8,958,203
08/15/2027	2.250%	7,510,000	8,129,575
08/31/2027	0.500%	10,005,000	9,786,922
09/30/2027	0.375%	9,622,000	9,331,085
10/31/2027	0.500%	13,366,000	13,045,425
11/15/2027	2.250%	8,740,000	9,465,830
11/30/2027	0.625%	13,598,000	13,360,035
12/31/2027	0.625%	5,653,000	5,548,773
01/31/2028	0.750%	10,850,000	10,723,699
02/15/2028	2.750%	8,150,000	9,093,617
02/29/2028	1.125%	11,723,000	11,862,211
03/31/2028	1.250%	9,588,000	9,769,273
04/30/2028	1.250%	13,626,000	13,879,358
05/15/2028	2.875%	7,901,000	8,896,032
08/15/2028	2.875%	7,563,000	8,530,828
11/15/2028	3.125%	7,800,000	8,950,500
11/15/2028	5.250%	2,293,000	2,977,675
02/15/2029	2.625%	9,624,000	10,718,730
02/15/2029	5.250%	6,351,000	8,288,055
05/15/2029	2.375%	11,278,000	12,368,794
08/15/2029	1.625%	6,694,000	6,969,082
11/15/2029	1.750%	5,207,000	5,472,232
02/15/2030	1.500%	9,114,000	9,380,300
05/15/2030	0.625%	15,387,000	14,692,181
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	6.250%	1,377,000	1,968,895
08/15/2030	0.625%	18,800,000	17,898,187
11/15/2030	0.875%	19,591,000	19,033,881
02/15/2031	1.125%	21,472,000	21,297,540
02/15/2031	5.375%	1,250,000	1,725,391
05/15/2031	1.625%	10,860,000	11,258,766
02/15/2036	4.500%	1,132,000	1,589,576
05/15/2038	4.500%	2,722,000	3,899,690
02/15/2039	3.500%	1,884,000	2,421,529
05/15/2039	4.250%	1,608,000	2,259,240
08/15/2039	4.500%	2,666,000	3,858,202
11/15/2039	4.375%	2,197,000	3,138,964
02/15/2040	4.625%	3,245,000	4,781,812
05/15/2040	1.125%	7,898,000	7,060,072
05/15/2040	4.375%	3,156,000	4,528,860
08/15/2040	1.125%	10,530,000	9,381,572
08/15/2040	3.875%	5,021,000	6,785,411
11/15/2040	1.375%	11,452,000	10,646,781
11/15/2040	4.250%	3,217,000	4,559,595
02/15/2041	1.875%	12,464,000	12,612,010
02/15/2041	4.750%	1,371,000	2,065,283
05/15/2041	2.250%	909,000	976,607
05/15/2041	4.375%	852,000	1,229,809
08/15/2041	3.750%	2,049,000	2,738,617
02/15/2042	3.125%	568,000	698,462
08/15/2042	2.750%	2,255,000	2,620,380
11/15/2042	2.750%	3,844,000	4,466,247
02/15/2043	3.125%	3,419,000	4,209,644
05/15/2043	2.875%	4,744,000	5,624,605
08/15/2043	3.625%	2,765,000	3,665,785
11/15/2043	3.750%	3,315,000	4,481,984
02/15/2044	3.625%	4,205,000	5,597,906
05/15/2044	3.375%	6,026,000	7,747,176
08/15/2044	3.125%	4,226,000	5,232,977
11/15/2044	3.000%	3,709,000	4,505,276
02/15/2045	2.500%	5,491,000	6,142,198
05/15/2045	3.000%	4,322,000	5,265,412
08/15/2045	2.875%	3,801,000	4,541,007
11/15/2045	3.000%	2,772,000	3,387,037
02/15/2046	2.500%	6,033,000	6,764,501
05/15/2046	2.500%	4,493,000	5,041,286
08/15/2046	2.250%	5,302,000	5,681,424
11/15/2046	2.875%	4,526,000	5,434,736
02/15/2047	3.000%	4,515,000	5,547,806
05/15/2047	3.000%	4,533,000	5,576,298
08/15/2047	2.750%	4,820,000	5,677,809
11/15/2047	2.750%	5,645,000	6,654,926
02/15/2048	3.000%	5,804,000	7,159,778
05/15/2048	3.125%	6,646,000	8,387,460
08/15/2048	3.000%	6,832,000	8,443,925
11/15/2048	3.375%	7,527,000	9,943,873
02/15/2049	3.000%	7,872,000	9,757,590
05/15/2049	2.875%	8,312,000	10,084,794
08/15/2049	2.250%	7,991,000	8,592,822
11/15/2049	2.375%	7,158,000	7,908,472
02/15/2050	2.000%	7,545,000	7,698,258
05/15/2050	1.250%	9,776,000	8,323,347

2	Columbia U.S. Treasury Index Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2050	1.375%	10,576,000	9,292,007
11/15/2050	1.625%	11,313,000	10,577,655
02/15/2051	1.875%	11,678,000	11,592,240
05/15/2051	2.375%	7,295,000	8,095,170
Total U.S. Treasury Obligations (Cost $1,496,852,822)			1,547,977,923

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(a),(b)	10,261,089	10,260,063
Total Money Market Funds (Cost $10,259,868)		10,260,063
Total Investments in Securities (Cost: $1,507,112,690)		1,558,237,986
Other Assets & Liabilities, Net		5,263,546
Net Assets		1,563,501,532
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	5,961,437	32,088,723	(27,790,097)	—	10,260,063	—	915	10,261,089
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT237_04_L01_(09/21)